Leases - Narrative (Details) (USD $)	12 Months Ended
	Dec. 30, 2013 building	Dec. 31, 2012 building	Dec. 26, 2011	Apr. 21, 2014
Leases [Abstract]
Number of buildings, accounting owner, under landlord financing	31	18
Number of buildings under construction	6	3
Operating Leased Assets [Line Items]
Rent expense	$ 6,900,000	$ 4,400,000	$ 3,000,000
Deemed landlord financing obligations	19,893,309	11,186,674		18,880,306
Pre-Opening Costs1 [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 600,000	$ 300,000	$ 300,000